Revenue Recognition	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Revenue from Contract with Customer [Abstract]
Revenue Recognition

3. Revenue Recognition

The Company’s revenues are derived from the sales of medical rehabilitation devices and technology services. The Company’s primary customers include healthcare systems, clinics, third-party healthcare providers, distributors, and other institutions, including governmental healthcare programs and group purchasing organizations.

Disaggregation of Revenue

The Company disaggregates its revenue with customers by category and by geographic region based on customer location, see Note 4 for further information. The following represents the net revenue for the three months ended June 30, 2024 and 2023, based on revenue category:

	For the Three Months Ended June 30,
	2024	2023
Devices	$12,283	$10,443
Services	3,542	2,375
Other	362	227
Total revenue, net	$16,187	$13,045

The revenue that is recognized at a point in time was primarily related to the revenues from devices and the revenue that is recognized over time was related to revenue from service contracts. Other revenue primarily relates to freight and packaging on devices and recognized at a point in time.

Deferred Revenue and Remaining Performance Obligations

Deferred revenue as of June 30, 2024 and March 31, 2024 was $11,097 and $9,881, respectively. During the three months ended June 30, 2024 and 2023, the Company recognized $1,886 and $2,940 of revenue that was included in deferred revenue as of March 31, 2024 and March 31, 2023, respectively. Remaining performance obligations include goods and services that have not yet been delivered or provided under existing, noncancelable contracts with minimum purchase commitments. As of June 30, 2024 and March 31, 2024, the aggregate amount of the contracted revenue allocated to unsatisfied performance obligations with an original duration of one year or more was approximately $4,747 and $4,670, respectively. As of June 30, 2024, the Company expects to recognize revenue on the majority of these remaining performance obligations over the next 2 years.

Advance Payments From Customers

The Company receives advance payments related to customers from their orders to support the operation of the company in the production of the goods. The Company recognizes these prepayments as a liability under “Advance payments from customers” on the condensed consolidated balance sheets when they are received. Revenue associated with the advance payments is recognized when performance obligation is fulfilled. Advance payments from customers was $9.3 million and $10.6 million as of June 30, 2024 and March 31, 2024, respectively.

3. Revenue Recognition

The Company’s revenues are derived from the sales of medical rehabilitation devices and technology services. The Company’s primary customers include healthcare systems, clinics, third-party healthcare providers, distributors, and other institutions, including governmental healthcare programs and group purchasing organizations.

Disaggregation of Revenue

The Company disaggregates its revenue with customers by category and by geographic region based on customer location, see Note 4 for further information. The following represents the net revenue for the years ended March 31, 2024 and 2023, based on revenue category:

	Years Ended March 31,
	2024	2023
Devices	$51,125	$43,452
Services	11,105	9,292
Other	2,243	1,315
Total revenue, net	$64,473	$54,059

The revenue that is recognized at a point in time was primarily related to the revenues from devices and the revenue that is recognized over time was related to revenue from services. Other revenue primarily relates to freight and packaging on devices and recognized at a point in time.

Deferred Revenue and Remaining Performance Obligations

Deferred revenue as of March 31, 2024 and 2023 was $9,881 and $9,996, respectively. During the years ended March 31, 2024 and 2023, the Company recognized $7,405 and $5,358 of revenue that was included in deferred revenue as of March 31, 2023 and March 31, 2022, respectively. Remaining performance obligations include goods and services that have not yet been delivered or provided under existing, noncancelable contracts with minimum purchase commitments. As of March 31, 2024 and 2023, the aggregate amount of the contracted revenue allocated to unsatisfied performance obligations with an original duration of one year or more was approximately $4,670 and $2,698, respectively. As of March 31, 2024, the Company expects to recognize revenue on the majority of these remaining performance obligations over the next 2 years.

Advance Payments From Customers

The Company receives advance payments related to customers from their orders to support the operation of the company in the production of the goods. The Company recognizes these prepayments as a liability under “Advance payments from customers” on the consolidated balance sheets when they are received. Revenue associated with the advance payments is recognized when performance obligation is fulfilled. Advance payments from customers was $10.6 million and $6.3 million as of March 31, 2024 and 2023, respectively.